ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Balance	£ 2,412
Balance	2,201	£ 2,412
Accumulated impairment [member]
ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Balance	2,488	3,130
Exchange and other adjustments	132	69
Advances written off	(1,543)	(2,133)
Recoveries of advances written off in previous years	482	862
Unwinding of discount	(23)	(32)
Charge (release) to the income statement (note 12)	691	592
Balance	2,227	2,488
Loans and advances to customers [Member] | Accumulated impairment [member]
ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Balance	2,412	3,033
Exchange and other adjustments	132	69
Advances written off	(1,499)	(2,111)
Recoveries of advances written off in previous years	482	861
Unwinding of discount	(23)	(32)
Charge (release) to the income statement (note 12)	697	592
Balance	2,201	2,412
Debt securities [member] | Accumulated impairment [member]
ALLOWANCE FOR IMPAIRMENT LOSSES ON LOANS AND RECEIVABLES (Details) - Schedule of Allowance for Impairment Losses on Loans and Receivables [Line Items]
Balance	76	97
Advances written off	(44)	(22)
Recoveries of advances written off in previous years		1
Charge (release) to the income statement (note 12)	(6)
Balance	£ 26	£ 76